Annual Total Returns - Fidelity® MSCI Consumer Staples Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Consumer Staples Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Consumer Staples Index ETF-Default
Bar Chart Table:
Annual Return 2014	15.74%
Annual Return 2015	5.65%
Annual Return 2016	5.92%
Annual Return 2017	12.51%
Annual Return 2018	(8.30%)
Annual Return 2019	26.73%